Notes Payable and Stock Purchase Warrants	12 Months Ended
Dec. 31, 2015
Notes Payable and Stock Purchase Warrants
Notes Payable and Stock Purchase Warrants

8. Notes Payable and Stock Purchase Warrants

Term Notes Payable

              On July 31 and December 23, 2014, the Company issued secured notes (the "Oxford notes"), and detachable stock purchase warrants to Oxford Finance LLC ("Oxford Finance") in a private placement, for gross proceeds of $4.0 million and $6.0 million, respectively. The Oxford notes bear interest at a fixed annual rate of 6.95%, require monthly interest payments, and mature on July 1, 2019. If the Company receives its CE mark by February 1, 2016, the monthly payments will convert to payments of principal and interest, beginning on August 1, 2016, with the principal amount being amortized over the ensuing 36 months. Alternatively, if the Company has not received its CE mark by February 1, 2016, monthly payments will convert to payments of principal and interest beginning on February 1, 2016, with the principal amount being amortized over the ensuing 42 months. The Oxford notes are collateralized by all of the Company's assets other than its intellectual property. The Company incurred issuance costs related to the notes of approximately $121,200 which were initially deferred and are being amortized as additional interest expense over the term of the notes using the effective interest method. The fair value of the warrants was recorded as a discount to the notes, which is also being amortized as additional interest expense over the term of the notes using the effective interest method. In addition, the Company is obligated to pay a final fee at maturity of $0.9 million; this fee is being accrued as additional interest expense over the term of the note using the effective interest method. For the years ended December 31, 2014 and 2015, the Company recorded accretion of debt discount of $20,514 and $72,229, respectively, within interest expense in the accompanying consolidated statement of operations.

              The following are the scheduled maturities of the Oxford notes as of December 31, 2015, assuming the Company does not receive its CE mark by February 1, 2016, in which case, principal payments will begin on February 1, 2016 (in thousands):

2016	$2,389
2017	2,786
2018	2,985
2019	1,840

Energy Capital, LLC Borrowing Facility

              On December 7, 2015, the Company entered into a note purchase agreement (the "Purchase Agreement") with Energy Capital, LLC ("Energy Capital") pursuant to which Energy Capital may lend an aggregate principal amount of up to $10.0 million. Under the terms of the agreement, if the Company has not received at least $20.0 million from the sale of the Company's capital stock in an offering of the Company's equity prior to February 29, 2016 (the "Triggering Event"), then Energy Capital is obligated to disburse funds on or after March 15, 2016. If the Triggering Event has occurred and the Company provides documentation to Energy Capital that the Company's available cash is lower than $500,000, then Energy Capital is obligated to disburse funds any time after March 1, 2016. If after the Triggering Event has occurred and if the Company's cash on hand is higher than $500,000 the Company will be unable to borrow under the Purchase Agreement until March 15, 2016. In the event that the Triggering Event occurs and the Company is able to incur indebtedness under the terms of the Energy Capital note, the Company is obligated to repay the aggregate principal and accrued interest thereon if the Company issues and sells shares of the Company's equity securities in an underwritten public offering with total proceeds to the Company exceeding $45.0 million (within ten business days after the closing of such public offering). In the event that the Company is unable to repay such amounts, the Company will be in default under the terms of the Energy Capital note, which may also trigger an event of default under the Oxford notes.

Stock Purchase Warrants

              In 2014, in connection with the issuance of the Oxford notes, the Company issued to Oxford Finance four 10-year stock purchase warrants to acquire an aggregate of 79,892 shares of the Company's Series D Convertible Preferred Stock (the "Series D Stock") or shares issued in a future qualified financing, at an initial exercise price of approximately $3.75 per share. Following the reverse merger the warrants were exchanged for warrants for common stock using the exchange ratio of one share for 2.0975 shares (167,573 shares with an exercise price of approximately $1.79 per share). These warrants expire on July 31, 2024. The warrants were initially recorded at their fair value of $205,150 and were classified as a warrant liability on the Company's balance sheet due to the presence of non-standard anti-dilution provisions. The Company recorded the fair value of the warrants as a discount on debt and is amortizing the discount over the term of the notes using the effective interest method.

              Prior to the Acquisition, the warrant instruments required liability accounting which was recorded in the balance sheet based on their fair values determined using the Black-Scholes Model and the fair value of underlying preferred stock. The warrant instruments were re-valued for the last time immediately prior to the Acquisition and reclassified into stockholders' equity in 2015.

              In connection with the issuance of convertible notes in prior years that were subsequently converted into Series D Stock in 2011 (see Note 9), the Company issued to the investors 10-year stock purchase warrants to purchase an aggregate of 2,308,972 shares of the Series D Stock with an original exercise price of $3.75 per share. Following the reverse merger the warrants were exchanged for warrants for common stock using the exchange ratio of one share for 2.0975 shares (4,843,031 shares with an exercise price of approximately $1.79 per share). These warrants expire on November 2, 2020, July 14, 2021 and August 19, 2021, and are classified as equity.